Capital Management	6 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Capital management
24.	Capital management

The Group manage their capital to ensure that the Group is able to continue as a going concern and maintain an optimal capital structure so as to maximize shareholder’s value. The capital structure of the Group consists of equity attributable to owners of the Company, comprising issued share capital, reserves and retained earnings as presented in the statements of changes in equity.

The Group manage its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes during the financial periods ended June 30 and December 31, 2024. The overall strategy remained unchanged from 2024.